Average Annual Total Returns	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI One Year	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI Five Years	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark One Year	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Index One Year	Prospectus #1 Calvert Global Energy Solutions Fund Ardour Global Alternative Energy Index (Composite) One Year	Prospectus #1 Calvert Global Energy Solutions Fund Ardour Global Alternative Energy Index (Composite) Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Ardour Global Alternative Energy Index (Composite) Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class C Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class I Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I Ten Years	Prospectus #1 Calvert Global Water Fund MSCI ACWI One Year	Prospectus #1 Calvert Global Water Fund MSCI ACWI Five Years	Prospectus #1 Calvert Global Water Fund MSCI ACWI Ten Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark One Year	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Five Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Ten Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Index One Year	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index One Year	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index Five Years	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index Ten Years	Prospectus #1 Calvert Global Water Fund Class A One Year	Prospectus #1 Calvert Global Water Fund Class A Five Years	Prospectus #1 Calvert Global Water Fund Class A Ten Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Water Fund Class C One Year	Prospectus #1 Calvert Global Water Fund Class C Five Years	Prospectus #1 Calvert Global Water Fund Class C Ten Years	Prospectus #1 Calvert Global Water Fund Class I One Year	Prospectus #1 Calvert Global Water Fund Class I Five Years	Prospectus #1 Calvert Global Water Fund Class I Ten Years	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index One Year	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Five Years	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A One Year	Prospectus #2 Calvert Small-Cap Fund Class A Five Years	Prospectus #2 Calvert Small-Cap Fund Class A Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Small-Cap Fund Class C One Year	Prospectus #2 Calvert Small-Cap Fund Class C Five Years	Prospectus #2 Calvert Small-Cap Fund Class C Ten Years	Prospectus #2 Calvert Small-Cap Fund Class I One Year	Prospectus #2 Calvert Small-Cap Fund Class I Five Years	Prospectus #2 Calvert Small-Cap Fund Class I Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 One Year	Prospectus #2 Calvert Small-Cap Fund Class R6 Five Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Inception Date	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD One Year	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD Five Years	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A One Year	Prospectus #3 Calvert Green Bond Fund Class A Five Years	Prospectus #3 Calvert Green Bond Fund Class A Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #3 Calvert Green Bond Fund Class I One Year	Prospectus #3 Calvert Green Bond Fund Class I Five Years	Prospectus #3 Calvert Green Bond Fund Class I Life of Fund	Prospectus #3 Calvert Green Bond Fund Class R6 One Year	Prospectus #3 Calvert Green Bond Fund Class R6 Five Years	Prospectus #3 Calvert Green Bond Fund Class R6 Life of Fund	Prospectus #3 Calvert Green Bond Fund Class R6 Inception Date
Total	16.25%	12.24%	9.12%	62.66%	18.12%	7.28%	62.66%	131.30%	29.27%	12.23%	53.50%	14.40%	4.94%	53.35%	14.24%	4.85%	31.94%	12.06%	4.12%	58.78%	14.64%	4.53%	61.50%	15.90%	5.88%	16.25%	12.24%	9.12%	15.94%	13.56%	9.99%	15.94%	8.92%	12.76%	9.60%	9.32%	10.37%	7.32%	9.22%	10.25%	6.33%	5.75%	8.62%	5.64%	12.91%	10.62%	6.99%	15.08%	11.80%	8.13%	19.96%	13.24%	11.19%	9.22%	11.71%	11.00%	9.22%	10.38%	9.44%	5.46%	9.13%	8.69%	12.81%	11.96%	10.66%	14.95%	13.19%	12.11%	15.02%	13.22%	12.12%	Feb. 01, 2019	6.68%	5.13%	4.55%	2.99%	3.56%	2.98%	2.24%	2.62%	2.09%	1.76%	2.37%	1.92%	7.18%	4.68%	3.88%	7.30%	4.71%	3.90%	Feb. 01, 2019